Loss for the Period (Details) - Schedule of loss for the period - AUD ($)		6 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
General and administration expenses
Depreciation on fixed assets		$ 6,602	$ 12,417
Depreciation on leased assets		24,934	23,215
Employee expenses (non R&D related)		370,564	376,220
Consultant and director expenses		242,563	387,310
Audit, internal control and other assurance expenses		109,398	115,798
Corporate compliance expenses		217,776	372,697
Office rental		30,458	66,664
Other administrative and office expenses		503,885	332,784
Insurance expenses		324,798	258,582
Share-based payment expenses		875,304	1,577,720
Corporate advisory		488,508	150,000
Total general and administration expense		3,194,790	3,673,407
Research and development expenses
Employee expenses		1,192,238	1,072,468
Other research and development expenses	[1]	5,569,304	4,734,373
Total research and development expenses		6,761,542	5,806,841
Other gains and losses
Foreign exchange (gain)/ loss		(1,218,745)	852,232
Loss for the period		$ (1,218,745)	$ 852,232

[1]	Other research and development expenses mainly consist of expenses paid for contracted research and development activities conducted by third parties on behalf of the Group.